Submission	Sep. 18, 2024
Submission [Line Items]
Central Index Key	0001612042
Registrant Name	Ascendis Pharma A/S
Registration File Number	333-282196
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES